Gross Liability for Unrecognized Tax Benefits, Excluding Interest and Penalties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 27, 2014
Schedule Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 2,556	$ 1,030	$ 320	$ 1,900
Additions based on tax positions related to current year (see below)	1,230	144	170
Additions based on tax positions related to prior years	29	1,418	375
Other additions and reductions			211
Reductions related to lapses of statute of limitations	(124)	(36)	(46)
Balance at end of year	$ 3,691	$ 2,556	$ 1,030	$ 1,900